Unit based compensation Unit based compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Award Activity
The following table includes the activity for the year ended December 31, 2016:

	Number of units	Weighted average Grant Date Fair Value (1)
Unvested at January 1, 2016	—	$—
Granted	134,878	18.38
Vested	—	—
Forfeited	—	—
Unvested at December 31, 2016	134,878
(1) The weighted average grant date fair value is determined by dividing the aggregate grant date fair value of awards by the number of awards issued.